Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9	PROPERTY, PLANT AND EQUIPMENT

						Capital
				Other	Right-of-use	work in
	Buildings	Tanks	Installations	equipment	asset (land)	progress	Total
	USD	USD	USD	USD	USD	USD	USD

2020
Cost:
At 1 January 2020	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918
Additions	-	118,203	24,997	49,916	56,359,642	53,631,490	110,184,248

At 31 December 2020	28,037,886	76,218,998	65,903,126	268,743	83,900,611	133,579,802	387,909,166

Depreciation:
At 1 January 2020	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330
Charge for the year	1,121,515	1,568,648	2,789,951	50,482	578,715	-	6,109,311

At 31 December 2020	3,493,596	4,880,792	8,768,287	130,155	3,332,811	-	20,605,641

Net carrying amount:
At 31 December 2020	24,544,290	71,338,206	57,134,839	138,588	80,567,800	133,579,802	367,303,525

2019
Cost:
At 1 January 2019	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586
Additions	-	-	9,883	4,984	-	71,603,465	71,618,332

At 31 December 2019	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918

Depreciation:
At 1 January 2019	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472
Charge for the year	1,121,515	1,565,419	2,829,671	43,237	459,016	-	6,018,858

At 31 December 2019	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330
Net carrying amount:
At 31 December 2019	25,665,805	72,788,651	59,899,793	139,154	24,786,873	79,948,312	263,228,588

Capital work in progress at 31 December 2020 includes total amount of USD 133,255,464 capitalized relating to the construction of phase 2 and USD 324,340 of phase 3 and includes an amount of USD 1,484,977 (2019: USD 1,458,069) related to finance charge on lease liability for phase 2 and an amount of USD 233,113 (2019: USD 233,113) for phase 2 and USD 77,175 (2019: nil) for phase 3 related to depreciation charge on right-of-use asset capitalised.

The capitalized borrowing costs of phase 2 amounting to USD 4,719,888 (2019: USD 1,546,108) have been included in “additions” in the table above. These include general borrowing cost of USD 2,274,051 (2019: USD 1,546,108) and specific borrowing cost of USD 2,445,837 (2019: nil). The capitalization rates used to determine the general borrowing costs were 7.35% (2019: 6.1%) in respect of term loans and 10.1% (2019: nil) in respect of bonds per annum.

Land lease agreement and the moveable assets of BPGIC FZE are pledged as security against borrowing obtained in 2020 (note 16).

The depreciation charge for the year is allocated to the consolidated statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2020	2019
	USD	USD

Direct costs (note 4)	5,799,023	5,785,745
Property, plant and equipment	310,288	233,113

	6,109,311	6,018,858